Schedule I - Condensed Financial Information of Parent Company - Revision to Prior Period Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment in consolidated companies	$ 2,633	$ 2,319	$ 1,632	$ 1,947
Total investments and other assets	5,318	5,198	4,927	6,080
Retained earnings	1,077	1,040	1,027	1,236
Total equity	4,414	4,304	4,198	4,224
As Filed [Member]
Investment in consolidated companies	2,665	2,351	1,664	1,979
Total investments and other assets	5,350	5,230	4,959	6,112
Retained earnings	1,109	1,072	1,059	1,268
Total equity	4,446	4,336	4,230	4,256
Adjustment [Member]
Investment in consolidated companies	(32)	(32)	(32)	(32)
Total investments and other assets	(32)	(32)	(32)	(32)
Retained earnings	(32)	(32)	(32)	(32)
Total equity	$ (32)	$ (32)	$ (32)	$ (32)